INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES
Summary of inventories

	December 31,	December 31,	December 31,
	2022	2021	2020
Spare parts inventories	3,035,809	866,716	75,936
Advance payments for orders	296,581	453,244	203,401
Total	3,332,390	1,319,960	279,337